Financial Instruments	12 Months Ended
Dec. 31, 2019
Financial Instruments
Financial Instruments

(30)    Financial Instruments

Classification

Disclosure of financial instruments by nature, category and fair value is as follows:

	Thousand of Euros
	31/12/2018
	Carrying amount						Fair Value
	Financial assets	Financial assets	Financial	Financial	Other
	at amortised	at FV to	assets at FV	liabilitites at	financial
	costs	profit or loss	to OCI	amortised costs	liabilities	Total	Level 1	Level 2	Level 3	Total
Non-current financial assets	—	7	—	—	—	7	7	—	—	7
Current Financial derivatives	—	19,934	—	—	—	19,934	—	—	19,934	19,934
Trade receivables		—	198,010	—	—	198,010	—	198,010	—	198,010
Financial assets measured at fair value	—	19,941	198,010	—	—	217,951

Non-current financial assets	107,594	—	—	—	—	107,594
Other current financial assets	34,031	—	—	—	—	34,031
Trade and other receivables	163,575	—	—	—	—	163,575
Cash and cash equivalents	1,033,792	—	—	—	—	1,033,792
Financial assets not measured at fair value	1,338,992	—	—	—	—	1,338,992

Senior Unsecured Notes	—	—	—	(1,005,333)	—	(1,005,333)	(985,480)	—	—	(985,480)
Promissory Notes	—	—	—	(97,645)	—	(97,645)
Senior secured debt	—	—	—	(4,901,240)	—	(4,901,240)	—	(5,055,323)	—	(5,055,323)
Other bank loans	—	—	—	(264,525)	—	(264,525)
Finance lease payables	—	—	—	(12,885)	—	(12,885)
Other financial liabilities	—	—	—	(95,217)	—	(95,217)
Debts with associates	—	—	—	(7,079)	—	(7,079)
Other non-current debts	—	—	—	—	(1,301)	(1,301)
Trade and other payables	—	—	—	(721,699)	—	(721,699)
Other current liabilities	—	—	—	—	(169,189)	(169,189)
Financial liabilities not measured at fair value	—	—	—	(7,105,623)	(170,490)	(7,276,113)
	1,338,992	19,941	198,010	(7,105,623)	(170,490)	(5,719,170)

The Group does not provide details of the fair value of certain financial instruments as their carrying amount is very similar to their fair value because of its short term.

	Thousand of Euros
	31/12/2019
	Carrying amount						Fair Value
	Financial assets	Financial assets	Financial	Financial	Other
	at amortised	at FV to	assets at FV	liabilities at	financial
	costs	profit or loss	to OCI	amortised costs	liabilities	Total	Level 1	Level 2	Level 3	Total
Non-current financial assets	—	7	—	—	—	7	7	—	—	7
Other current financial assets	—	1,716,738	—	—	—	1,716,738	—	—	1,716,738	1,716,738
Trade receivables	—	—	298,346	—	—	298,346	—	298,346	—	298,346
Financial assets measured at fair value	—	1,716,745	298,346	—	—	2,015,091

Non-current financial assets	138,923	—	—	—	—	138,923
Other current financial assets	12,188	—	—	—	—	12,188
Trade and other receivables	153,960	—	—	—	—	153,960
Cash and cash equivalents	741,982	—	—	—	—	741,982
Financial assets not measured at fair value	1,047,053			—	—	1,047,053

Senior Unsecured & Secured Notes	—	—	—	(2,576,935)	—	(2,576,935)	(2,749,557)	—	—	(2,749,557)
Promissory Notes	—	—	—	(100,267)	—	(100,267)
Senior secured debt	—	—	—	(3,286,889)	—	(3,286,889)	—	(3,623,233)	—	(3,623,233)
Other bank loans	—	—	—	(400,850)	—	(400,850)
Lease liabilities	—	—	—	(740,690)	—	(740,690)
Other financial liabilities	—	—	—	(101,749)	—	(101,749)
Debts with associates	—	—	—	(1,258)	—	(1,258)
Other non-current debts	—	—	—	—	(983)	(983)
Trade and other payables	—	—	—	(747,514)	—	(747,514)
Other current liabilities	—	—	—	—	(197,399)	(197,399)
Financial liabilities not measured at fair value	—	—	—	(7,956,152)	(198,382)	(8,154,534)
	1,047,053	1,716,745	298,346	(7,956,152)	(198,382)	(5,092,390)

The Group does not provide details of the fair value of certain financial instruments as their carrying amount is very similar to their fair value because of its short term.

Financial derivatives

At 31 December 2019 and 2018 the Group has recognized the following derivatives:

		Notional	Notional	Thousands of Euros
		amount at	amount at	Value at	Value at
Financial derivatives	Currency	31/12/2019	31/12/2018	31/12/19	31/12/18	Maturity
Call Option (Interstate Blood Bank,Inc., Bio-Blood Components, Inc and Plasma Biological Services, LLC)	US Dollar	N/A	N/A	—	8,733	30/04/2019
Call Option (ADMA Centers)	US Dollar	N/A	N/A	—	11,201	01/01/2019

Total Assets				—	19,934

On 11 May 2016 the Group paid an aggregate amount equal to US Dollars 10,000 thousand (Euros 8,960 thousand  at the exchange rate at the date of acquisition) in respect of the call option for the Interstate Blood Bank, Inc. shares, Bio-Blood Components, Inc. shares and Plasma Biological Services, LLC. shares that are not owned by the Group. The call option was exercised by the Group by delivering written notice of its intention on 30 April 2019 (see notes 2 and 3).

On 6 June 2017, Biotest Pharmaceuticals Corporation agreed to purchase from ADMA Biologics all of its rights, titles and interests in two donation centers located in Georgia, USA. On 1 August 2018, Grifols acquired Biotest and its net assets (including the purchase option). The execution of the purchase option was carried out on 1 January 2019 (see note 12).

Financial derivatives are valued based on generally accepted valuation techniques (level 3 in the fair value hierarchy), using to the greatest extent data from the market and to a lesser extent specific data of the Group.

Derivative financial instruments that do not meet the hedge accounting requirements are classified and measured as financial assets or financial liabilities at fair value through profit and loss.

Credit risk

(a)Exposure to credit risk

The carrying amount of financial assets represents the maximum exposure to credit risk. At 31 December 2019 and 2018 the maximum level of exposure to credit risk is as follows:

		Thousands of Euros
Carrying amount	Note	31/12/2019	31/12/2018

Non-current financial assets	12	138,930	107,601
Other current financial assets	12	1,728,926	53,965
Trade receivables	14	369,797	269,167
Other receivables	14	29,267	45,327
Cash and cash equivalents	15	741,982	1,033,792
		3,008,902	1,509,852

The maximum level of exposure to risk associated with receivables at 31 December 2019 and 2018, by geographical area, is as follows.

	Thousands of Euros
Carrying amount	31/12/2019	31/12/2018

Spain	58,363	46,025
EU countries	44,887	48,354
United States of America	171,345	79,829
Other European countries	13,485	14,289
Other regions	110,984	125,997
	399,064	314,494

(b)Impairment losses

A breakdown of the trade and other receivables net of the bad debt provision by ageing as of 31 December 2018 is as follows:

	Thousands of Euros
				Total net trade
		Total gross carrying		receivable third
	ECL Rate	amount	Provision	party
Not matured	0.19%	180,448	(335)	180,113
Past due 0-30 days	0.19%	52,310	(92)	52,218
Past due 31-60 days	0.62%	11,125	(67)	11,058
Past due 61-90 days	2.03%	10,729	(208)	10,521
Past due 91-180 days	3.01%	12,158	(353)	11,805
Past due 181-365 days	8.52%	4,158	(1,222)	2,936
More than one year	100.00%	7,549	(7,033)	516
Customers with objective evidence of impairment		11,221	(11,221)	—
		289,698	(20,531)	269,167

A breakdown of the trade and other receivables net of the bad debt provision by seniority as of December 31, 2019 is as follows:

	Thousands of Euros
				Total net trade
		Total gross carrying		receivable third
	ECL Rate	amount	Provision	party
Not matured	0.19%	285,942	(585)	285,357
Past due 0-30 days	0.19%	48,212	(57)	48,155
Past due 31-60 days	0.62%	15,831	(101)	15,730
Past due 61-90 days	2.03%	10,364	(156)	10,208
Past due 91-180 days	3.01%	8,606	(243)	8,363
Past due 181-365 days	8.52%	2,216	(232)	1,984
More than one year	100.00%	3,056	(3,056)	—
Customers with objective evidence of impairment		17,861	(17,861)	—
		392,088	(22,291)	369,797

Unimpaired receivables that are past due mainly relate to public entities.

Movement in the bad debt provision was as follows:

	Thousands of Euros
	31/12/2019	31/12/2018	31/12/2017

Opening balance	20,531	19,706	17,987
Net charges for the year	4,971	6,443	8,003
Net cancellations for the year	(3,142)	(5,650)	(4,732)
Transfers	(19)	—	—
Translation differences	(50)	32	(1,552)
Closing balance	22,291	20,531	19,706

An analysis of the concentration of credit risk is provided in note 5 (a).

Liquidity risk

The management of the liquidity risk is explained in note 5.

Details of the contractual maturity dates of financial liabilities including committed interest calculated using interest rate forward curves are as follows:

		Thousands of Euros
		Carrying
		amount at	Contractual	6 months	6 - 12	1-2	2 - 5	More than
Carrying amount	Note	31/12/18	flows	or less	months	years	years	5 years
Financial liabilities
Bank loans	21	5,165,765	6,522,083	195,568	202,437	522,040	3,086,734	2,515,304
Other financial liabilities	21	95,217	95,218	14,167	2,095	21,324	55,863	1,769
Bonds and other marketable securities	21	1,102,978	1,305,645	113,645	16,000	32,000	128,000	1,016,000
Finance lease payables	21	12,885	13,423	1,946	1,630	3,367	5,655	825
Debts with associates	31	7,079	7,079	—	7,079	—	—	—
Payable to suppliers	22	561,883	561,884	561,559	325	—	—	—
Other current liabilities	23	16,029	16,028	15,861	167	—	—	—

Total		6,961,836	8,521,360	902,746	229,733	578,731	3,276,252	3,533,898

		Thousands of Euros
		Carrying
		amount at	Contractual	6 months	6 - 12	1-2	2 - 5	More than
Carrying amount	Note	31/12/19	flows	or less	months	years	years	5 years
Financial liabilities
Bank loans	21	3,687,739	4,826,286	204,851	100,083	183,525	715,443	3,622,384
Other financial liabilities	21	101,749	101,749	21,000	20,708	50,646	7,416	1,979
Bonds and other marketable securities	21	2,677,202	3,167,075	128,606	32,016	64,031	2,137,772	804,650
Lease liabilities	21	740,690	740,690	22,335	22,131	41,444	155,300	499,480
Debts with associates	31	1,258	1,258	—	1,258	—	—	—
Payable to suppliers	22	581,882	581,882	581,867	15	—	—	—
Other current liabilities	23	22,320	22,320	21,612	708	—	—	—

Total		7,812,840	9,441,260	980,271	176,919	339,646	3,015,931	4,928,493

Currency risk

The Group’s exposure to currency risk is as follows:

	Thousands of Euros
	31/12/2018
	Euros (*)	Dollars (**)
Trade receivables	2,691	45,801
Receivables from Group companies	54,903	6,291
Loans to Group companies	40,387	4,343
Cash and cash equivalents	120,281	1,296
Trade payables	(13,354)	(6,113)
Payables to Group companies	(60,363)	(63,932)
Loans from Group companies	(94,771)	(4,336)
Bank loans	(74,375)	—

Balance sheet exposure	(24,601)	(16,650)

(*)   Balances in Euros in subsidiaries with US Dollars functional currency

(**) Balances in US Dollars in subsidiaries with Euros functional currency

	Thousands of Euros
	31/12/2019
	Euros (*)	Dollars (**)
Trade receivables	4,978	29,022
Receivables from Group companies	101,685	3,829
Loans to Group companies	16,053	595
Cash and cash equivalents	(8,603)	1,698
Trade payables	(18,908)	(13,826)
Payables to Group companies	(75,435)	(93,713)
Loans from Group companies	(42,388)	(4,151)
Bank loans	(63,750)	—

Balance sheet exposure	(86,368)	(76,546)

(*) Balances in Euros in subsidiaries with US Dollars functional currency

(**) Balances in US Dollars in subsidiaries with Euros functional currency

The most significant exchange rates applied at 2019 and 2018 year ends are as follows:

	Closing exchange rate
Euros	31/12/2019	31/12/2018

US Dollars	1.1225	1.1450

A sensitivity analysis for foreign exchange fluctuations is as follows:

Had the US Dollar strengthened by 10% against the Euro at 31 December 2019, equity would have increased by Euros 799,565 thousand (Euros 506,131 thousand at 31 December 2018) and profit due to foreign exchange differences would have decreased by Euros  16,291 thousand (Euros 4,125 thousand at 31 December 2018). This analysis assumes that all other variables are held constant, especially that interest rates remain constant.

A  10% weakening of the US Dollar against the Euro at 31 December 2019 and 2018 would have had the opposite effect for the amounts shown above, all other variables being held constant.

Interest rate risk

(a)Interest-rate profile

To date, the profile of interest on interest-bearing financial instruments is as follows:

	Thousands of Euros
	31/12/2019	31/12/2018
Fixed-interest financial instruments
Financial liabilities	(2,908,750)	(1,244,375)
	(2,908,750)	(1,244,375)
Variable-interest financial instruments
Financial liabilities	(3,587,171)	(5,233,638)
	(3,587,171)	(5,233,638)
	(6,495,921)	(6,478,013)

(b)Sensitivity analysis

If the interest rate had been 100 basis points higher at 31 December 2019, the interest expense would have increased by Euros 51,412 thousand. As the Group does not have any hedging derivatives in place, the net effect on cash interest payments would have increased by the same amount.

If the interest rate had been 100 basis points higher at 31 December 2018, the interest expense would have increased by Euros 53,082 thousand. As the Group does not have any hedging derivatives in place, the net effect on cash interest payments would have increased by the same amount.